U.S. DOLLAR AMOUNTS	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Description of Plan [Line Items]
U.S. DOLLAR AMOUNTS	U.S. DOLLAR AMOUNTS
U.S. Dollar amounts presented in these financial statements are included solely for the convenience of the reader. These translations should not be construed as representations that the Japanese Yen amounts have been, could have been or could in the future be, converted into U.S. Dollars. As the amounts shown in U.S. Dollars are for convenience only, the rate of ¥162.38 = US$1, the approximate current rate at June 30, 2026 has been used for the purpose of presentation of the U.S. Dollar amounts in the accompanying Statements of Financial Condition and Statements of Comprehensive Income and Changes in Plan Equity.